Related Party Transactions (Details 1) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Mar. 31, 2024		Mar. 31, 2023
Interest expense		$ 147		$ 123		$ 462		$ 185
Accounts payable		6,633				6,616		2,474
Accounts receivable		22,406				23,757		13,416
Interest payable (classified under other current liabilities)						4,892		1,319
Aeries Financial Technologies Private Limited [Member]
Cost sharing arrangements		47	[1]	49	[1]	187	[2]	160	[2]
Interest income		4	[3],[4]	39	[3],[4]	166	[5],[6]	107	[5],[6]
Accounts receivable		30	[1]			11	[1]	9	[2]
Investment in 0.001% Series-A Redeemable preference share		979	[4]			939	[4]	803	[6]
Loans to affiliates (classified under other assets)		105	[3]			105	[3]	106	[5]
Bhanix Finance And Investment Limited [Member]
Cost sharing arrangements		26	[1]	35	[1]	115	[2]	187	[2]
Corporate guarantee commission				2		2		12
Accounts receivable		48	[1]			17	[1]	86	[2]
Aeries Technology Products And Strategies Private Limited [Member]
Corporate guarantee expense			[7]	2	[7]	2	[8]	15	[8]
Interest expense		20	[9]	4	[9]	30	[10]	1	[10]
Interest income		22	[4],[11]	25	[4],[11]	99	[6],[12]	84	[6],[12]
Office management and support services expense		14	[13]	49	[13]	94	[14]	36	[14]
Accounts payable		13	[13]			9	[13]	29	[14]
Interest payable (classified under other current liabilities)		18	[9]				[2],[9]	1	[2]
Interest receivable (classified under prepaid expenses and other current assets)		20	[11]				[11]	57	[12]
Investment in 10% Cumulative redeemable preference shares		809	[4]			792	[4]	761	[6]
Loans from affiliates		737	[9]			498	[9]		[10]
Loans to affiliates (classified under other assets)		797	[11]			558	[11]	335	[12]
Mr Vaibhav Rao [Member]
Interest expense		21	[15]	21	[15]	84	[16]	86	[16]
Loan from Members of immediate families of Venu Raman Kumar		833	[15]			834	[15],[16]	845	[16]
Ralak Consulting LLP [Member]
Legal and professional fees paid		77	[17]	78	[17]	424	[18]	380	[18]
Aark II Pte Limited [Member]
Management consultancy service		746	[19]	$ 870	[19]	3,176	[20]	2,002	[20]
Accounts receivable		521	[19]			629	[19]	1,084	[20]
TSLC Pte Limited [Member]
Management consultancy service	[20]					119		159
Accounts receivable		$ 128	[19]			$ 128	[19]	$ 259	[20]

[1]	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
[2]	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
[3]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
[4]	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
[5]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
[6]	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
[7]	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,876 at the exchange rate in effect on June 30, 2024) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the year ended March 31, 2024.
[8]	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,879 at the exchange rate in effect on March 31, 2024) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the year ended March 31, 2024.
[9]	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
[10]	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
[11]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
[12]	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
[13]	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
[14]	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
[15]	The Company obtained a loan at 10% interest rate from Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The principal amount of the loan was outstanding in entirety as of June 30, 2024.
[16]	The Company obtained a loan at 10% interest rate from Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The principal amount of the loan was outstanding in entirety as of the year ended March 31, 2024 and 2023.
[17]	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP via agreement dated April 1, 2022.
[18]	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP vide agreement dated April 01, 2022.
[19]	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.
[20]	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.